Organization and Nature of Business (Details)	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 HKD ($)	Dec. 31, 2019 USD ($)
Segment reporting
Accumulated losses	$ 339,528,000			$ 289,734,000
Cash and cash equivalents	49,940,000			121,157,000
Short-term investments	231,074,000			$ 96,011,000
Unutilized bank borrowing facilities	119,359,000		$ 931,000,000
Dividends received from equity investees	$ 35,321,000	$ 18,173,000